AMORTIZATION OF INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

All of the Company’s current identified intangible assets were assumed upon consummation of the Empire acquisition on October 1, 2021. Identified intangible assets consisted of the following at the dates indicated below:

	December 31, 2022
	Gross carrying amount	Accumulated amortization	Carrying value	Remaining estimated useful life
Intellectual Property	$3,036,000	$(759,000)	$2,277,000	4 years
Customer List	2,239,000	(279,875)	1,959,125	9 years
Licenses	21,274,000	(2,659,250)	18,614,750	9 years
Total finite-lived intangibles	26,549,000	(3,698,125)	22,850,875
Total intangible assets, net	$26,549,000	$(3,698,125)	$22,850,875

	December 31, 2021
	Gross carrying amount	Accumulated amortization	Carrying value	Remaining estimated useful life
Intellectual Property	$3,036,000	$(151,800)	$2,884,200	5 years
Customer List	2,239,000	(55,975)	2,183,025	10 years
Licenses	21,274,000	(531,850)	20,742,150	10 years
Total finite-lived intangibles	26,549,000	(739,625)	25,809,375
Total intangible assets, net	$26,549,000	$(739,625)	$25,809,375

SCHEDULE OF AMORTIZATION EXPENSES FOR INTANGIBLE ASSETS
Year ended December 31,
2023	$2,958,500
2024	2,958,500
2025	2,958,500
2026	2,806,700
2027	2,351,300
Thereafter	8,817,375